Employee Benefit Plan (Details Narrative) (10-K) - Coastal Pride Company, Inc [Member] - SIMPLE Retirement Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee compensation	$ 5,000
Employees elective contributions description	Employees may make elective contributions to the plan up to $12,500 or $15,500 for those older than 50 years.
Employees contribution percentage	3.00%
Employer contribution percentage description	Alternatively, the Company can contribute 1% of the employee's compensation in no more than two out of any five-year period if it notifies the employees in writing of the lower percentage. The Company may also elect to contribute an additional contribution of 2% of compensation for each employee eligible to participate who has at least $5,000 of compensation for the year.
Employer contribution percenatge	1.00%
Addtional employer contribution percenatge of match	2.00%
Employer matching funds to retirement plan	$ 19,757
Accrued liabilities for withholding and matching funds payable	$ 27,623	$ 11,596